SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed financial statements were available to be issued and determined that there have been no events that have occurred that would require adjustments to the disclosures of the unaudited condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

The Company has completed an evaluation of all subsequent events after the balance sheet date of September 30, 2023 through the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of September 30, 2023, and events which occurred subsequently but were not recognized in the financial statements. The Company has identified the following as a subsequent event that requires disclosure:

SPAC Business Combination Agreement

The Merger

On December 26, 2023, PowerUp Acquisition Corp., a Cayman Islands exempted company (“PowerUp” or “Purchaser”), entered into an Agreement and Plan of Merger by and among PowerUp, PowerUp Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of PowerUp (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company and PowerUp’s sponsor (the “Sponsor”), Visiox Pharmaceuticals, Inc., a Delaware corporation (“Visiox” or “Seller”), and Ryan Bleeks, in the capacity as the seller representative (as may be amended and/or restated from time to time, the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, the parties will effect the merger of Merger Sub with and into Visiox, with Visiox continuing as the surviving entity (the “Merger”), as a result of which all of the issued and outstanding capital stock of Visiox shall be exchanged for shares of common stock, par value $0.0001 per share, of PowerUp (the “Share Exchange”) subject to the conditions set forth in the Merger Agreement, with Visiox surviving the Share Exchange as a wholly owned subsidiary of PowerUp (the Merger, Share Exchange, and the other transactions contemplated by the Merger Agreement, together, the “Transaction”).

Prior to the Closing Date, and subject to the satisfaction or waiver of the conditions of the Merger Agreement, PowerUp will migrate out of the Cayman Islands and domesticate (the “Domestication”) as a Delaware corporation in accordance with Section 388 of the DGCL and Part XII of the Cayman Islands Companies Act. In connection with the Domestication, each issued and outstanding pre-Domestication preferred share, each issued and outstanding pre-Domestication Class A ordinary share, each issued and outstanding pre-Domestication Class B ordinary share, each issued and outstanding pre-Domestication private warrant, each issued and outstanding pre-Domestication public warrant, and each issued and outstanding pre-Domestication unit shall automatically convert, one a one-for-one basis, into one share of Purchaser Preferred Stock, one share of Purchaser Class A Common Stock, one share of Purchaser Class B Common Stock, one Purchaser Private Warrant, one Purchaser Public Warrant, and one Purchaser Public Unit, respectively. Immediately following the Domestication, (i) each share of Purchaser Class B Common Stock shall convert automatically, on a one-for-one basis, into one share of Purchaser Class A Common Stock, (ii) the Purchaser Class A Common Stock will be reclassified as Purchaser Common Stock, and (iii) each Purchaser Public Unit will be separated into shares of Purchaser Common Stock and Purchaser Public Warrants.

Consideration

As consideration for the Merger, the holders of Visiox’s securities collectively shall be entitled to receive from PowerUp, in the aggregate, a number of shares of Purchaser Common Stock with an aggregate value equal to the Merger Consideration. Under the Merger Agreement, “Merger Consideration” means (a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00.

In addition, holders of Visiox’s securities and the Sponsor shall also have the contingent right to receive from PowerUp, in the aggregate, an additional 6,000,000 shares of Purchaser Common Stock as follows:

(a)	In the event the first commercial sale of Omlonti (omidenepag isopropyl ophthalmic solution) 0.002% occurs within twelve (12) months of the Closing Date, then, subject to the terms and conditions of the Merger Agreement, PowerUp shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “Launch Earnout Share Payment”).

(b)	Beginning in the first fiscal year following the Company Stockholders and Sponsor earning the Launch Earnout Share Payment (the “$12.50 Earnout Eligibility Date”), in the event that the VWAP of the Purchaser Common Stock equals or exceeds $12.50 per share (the “First Share Price Target”) for 20 out of any 30 consecutive Trading Days during the period beginning on the Closing Date and ending on the 36-month anniversary of the Closing Date (such period the “Earnout Period”), and subject to the terms and conditions of the Merger Agreement, PowerUp shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “$12.50 Earnout Share Payment”).

In the event the First Share Price Target was achieved prior to the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the $12.50 Earnout Eligibility Date. In the event the First Share Price Target was achieved on or after the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the date on which the First Share Price Target was achieved. No $12.50 Earnout Share Payment shall be earned if the $12.50 Earnout Eligibility Date is a date later than the end of the Earnout Period.

(c)	Beginning in the first fiscal year following the Company Stockholders and Sponsor earning the $12.50 Earnout Share Payment (the “$15.00 Earnout Eligibility Date”), in the event that the VWAP of the Purchaser Common Stock equals or exceeds $15.00 per share (the “Second Share Price Target”) for 20 out of any 30 consecutive Trading Days during Earnout Period, and subject to the terms and conditions of the Merger Agreement, PowerUp shall issue to each of the Company Stockholders such Company Stockholder’s Pro Rata Share of 1,000,000 Earnout Shares and the Sponsor shall be issued 1,000,000 Earnout Shares (the “$15.00 Earnout Share Payment”).

In the event the Second Share Price Target was achieved prior to the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the $15.00 Earnout Eligibility Date. In the event the Second Share Price Target was achieved on or after the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the date on which the Second Share Price Target was achieved. No $15.00 Earnout Share Payment shall be earned if the $15.00 Earnout Eligibility Date is a date later than the end of the Earnout Period.

Effect of Merger on Visiox Securities

The Merger Agreement sets forth how certain outstanding securities of Visiox will be treated, or effected at the Effective Time and by virtue of the Merger, including with respect to certain outstanding convertible promissory notes of Visiox (which would be assumed by PowerUp), dissenting shares (if any), outstanding restricted stock units, and outstanding shares of Series A Preferred Stock and Series B Preferred Stock (which are to be converted immediately prior to the Effective Time into common stock).

Related Agreements

In connection with the Closing, PowerUp and Visiox will enter into certain additional agreements pursuant to the Merger Agreement (the “Related Agreements”). The terms of such Related Agreements have not yet been negotiated between PowerUp and Visiox. Finalizing such Related Agreements on terms mutually acceptable to PowerUp and Visiox is a condition to Closing of the Merger Agreement. Specifically, the Merger Agreement contemplates delivery of the following Related Agreements: (i) a note assumption agreement delivered by PowerUp to Visiox and (ii) a lock-up agreement executed by Visiox’s Significant Company Holder.

Convertible Note

On December 1, 2023, Visiox issued SRIRAMA Associates, LLC, PowerUp’s Sponsor, a secured convertible promissory note in the principal amount of $2,000,000 (the “Convertible Note”). The Convertible Note accrues simple interest at a rate of 15% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. All then outstanding principal, together with any then unpaid and accrued interest and other amount payable under the Convertible Note shall be due and payable at the earlier of (i) when requested in writing by the Sponsor on or after November 30, 2024 (the “Maturity Date”) or (ii) when, upon the occurrence and during the continuance of an Event of Default (as defined in the Convertible Note), such amounts become due and payable in accordance with the terms of the Convertible Note. The Convertible Note may not be prepaid without the consent of the Sponsor.

If, on or prior to the Maturity Date, Visiox consummates a Financing Event (as defined below), the Sponsor may elect to: (i) convert the then outstanding principal amount of the Convertible Note together with all accrued and unpaid interest under the Convertible Note into fully paid and nonassessable Shares at a price per share of Visiox Common Stock equal to the Conversion Price (defined below); or (ii) accelerate the Maturity Date to the date of the Financing Event. In the event the Sponsor elects to accelerate the Maturity Date as a result of a Financing Event, Visiox shall apply all proceeds it obtains from the Financing Event to the repayment of the Convertible Note until the Convertible Note is satisfied in full. A “Financing Event” means Visiox raising cash from one or more third parties, whether in the form of a cash loan, equity investment or semi-equity (e.g., convertible note) financing event. “Conversion Price” means (i) with respect to a Financing Event: the lesser of (x) eighty percent (80% of the lowest price per Share paid in cash by the other investors for any share of Visiox Common Stock sold in the Financing Event and (y) the price per share of Visiox Common Stock determined by dividing (A) the Valuation Cap by (B) the Fully Diluted Capitalization as of immediately prior to the Financing Event; and (ii) with respect to a SPAC Transaction, $10.00. “Valuation Cap” means $80,000,000. “Fully Diluted Capitalization” means the number of shares of Visiox Common Stock outstanding at the applicable time assuming full conversion and/or exercise of all then outstanding options and warrants (but excluding the Convertible Note).

If, on or prior to the Maturity Date, Visiox consummates the Business Combination with PowerUp (a “SPAC Transaction”), the then outstanding principal amount of the Convertible Note together with all accrued and unpaid interest under the Convertible Note shall be paid in full at the closing of the SPAC Transaction pursuant to the terms of the business combination agreement; provided, that notwithstanding the foregoing, the Sponsor may elect, in its sole discretion and with the appropriate approvals of PowerUp, to convert the then outstanding principal amount of the Convertible Note together with all accrued and unpaid interest under the Convertible Note into fully paid and nonassessable SPAC Shares at a price per SPAC Share equal to the Conversion Price. “SPAC Shares” means Class A ordinary shares of PowerUp.

If, on or prior to the Maturity Date, Visiox effects a Sale Transaction (as defined below), then, at the closing of such Sale Transaction, the Sponsor shall be repaid either, upon the determination of the Sponsor, (i) the entire balance then outstanding under the Convertible Note or (ii) the amount that would be payable in connection with such Sale Transaction with respect to that number of shares of Visiox Common Stock issuable if the entire balance then outstanding was converted immediately prior to the consummation of such Sale Transaction. A “Sale Transaction” means (i) any reorganization, merger or consolidation of Visiox, other than a transaction or series of related transactions in which the holders of the voting securities of Visiox outstanding immediately prior to such transaction or series of related transactions retain, immediately after such transaction or series of related transactions, at least a majority of the total voting power represented by the outstanding voting securities of Visiox or such other surviving or resulting entity (in respect of securities of Visiox held by them prior to such transaction), (ii) a sale, lease or other disposition of all or substantially all of the assets of Visiox, or (iii) an exclusive license of all of Visiox’s intellectual property. However, a SPAC Transaction shall be specifically excluded from the definition of a “Sale Transaction.”

After the Maturity Date, if the Convertible Note has not been repaid or converted into shares of Visiox Common Stock or SPAC Shares on or prior to the Maturity Date, at the election of Sponsor, all then outstanding principal, together with all accrued and unpaid interest under the Convertible Note, will convert into Shares at a price per Share equal to the Maturity Conversion Price. “Maturity Conversion Price” means eighty percent (80%) of the price obtained by dividing (i) the Valuation Cap by (ii) the Fully Diluted Capitalization outstanding as of the date of conversion, immediately prior to conversion.

Pursuant to the Convertible Note, Visiox pledges and grants to the Sponsor a security interest in the Collateral (as defined below) to secure payment and performance of all of the obligations and liabilities of Visiox under the Convertible Note. At the request of the Sponsor, Visiox shall use commercially reasonable efforts to procure, execute and deliver from time to time any consents, approvals, endorsements, assignments, financing statements and other writings deemed necessary or appropriate by the Sponsor to perfect, maintain and protect its security interest and the priority thereof. “Collateral” means the following, whether now existing or hereafter arising: (i) all trade secrets, patents, copyrights, trademarks, licenses and other intellectual property rights of Visiox, together with all applications for any of the foregoing relating to OMLONTI, PDP-716 and SDN-037; and (ii) any proceeds and products, additions and accessions to or of the Collateral.

TardiMed Management Services Agreement

Pursuant to the terms outlined in the Agreement and Plan of Merger, the TardiMed management services agreement (refer to Note 3) will be terminated upon execution of the business combination.

9. SUBSEQUENT EVENTS

The Company has completed an evaluation of all subsequent events after the balance sheet date of December 31, 2022 through the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2022, and events which occurred subsequently but were not recognized in the financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within the financial statements.

Conversion to C Corporation

On June 9, 2023, the Company converted from an LLC into a C Corporation registered in the state of Delaware and changed its name from Visiox Pharma, LLC to Visiox Pharmaceuticals, Inc (the “Conversion”). Under the Certificate of Incorporation of Visiox Pharmaceuticals, Inc. the Company is authorized to issue 100,000,000 shares of Common Stock having a par value of $0.001 (“Common Stock”), 20,000,000 shares of Series A Preferred Stock having a par value of $0.001 (“Series A Preferred Stock”), 20,000,000 shares of Series B Preferred Stock having a par value of $0.001 (“Series B Preferred Stock” together with Series A Preferred Stock, the “Preferred Stock”), and 20,000,000 shares of undesignated Preferred Stock having a par value of $0.001.

In connection with the Conversion each Convertible Preferred Unit was converted into one share of Series A Preferred Stock, each Common Unit was converted into one share of Series B Preferred Stock and each Restricted Equity Unit was converted into one share of undesignated Preferred Stock in the Corporation.

As a result of the Conversion, the holders of the Preferred Stock have the following rights and preferences:

Voting Rights

The holders of the preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and are entitled to the number of votes equal to the number of whole shares of common stock into which such holders of preferred stock could convert on the record date for determination of stockholders entitled to vote. Except for the actions requiring the approval or consent of the holders of preferred stock, the holders of preferred stock shall vote together with the holders of common stock and vote as a single class.

Dividends

The holders of the preferred stock are entitled to receive dividends when, as and if declared by the Board. The Company may not pay any dividends on shares of common stock of the Company unless the holders of preferred stock also receive a corresponding dividend.

Conversion

The Preferred Stock is convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, at the applicable conversion ratio then in effect for each series of preferred stock, initially set to be one-for-one, and subject to adjustment in accordance with specified anti-dilution provisions. In addition, each share of preferred stock will be automatically converted into common stock at the applicable conversion ratio then in effect for each series of preferred stock upon the earlier of a qualified initial public offering.

License Agreement

On July 7, 2023, the Company entered into an arrangement (the “Santen License Agreement”) with Santen Pharmaceutical Co., Ltd. (“Santen”). Under the Santen License Agreement, the Company sought to obtain an exclusive license to manufacture and commercialize omidenepag isopropyl ophthalmic solution (“Omlonti”) 0.002% in the United States.

Visiox Pharmaceuticals, Inc.

f/k/a Visiox Pharma, LLC

Notes to Financial Statements

9. SUBSEQUENT EVENTS (cont.)

Fixed Consideration

In consideration of the granting of the Santen License Agreement, the Company grants Santen the right to request the issuance of common shares of the Company equivalent to $6,000,000 or in lieu of the issuance of common shares, the payment of $6,000,000 if the Company has not completed an initial public offering (“IPO”) by December 31, 2023 at the option of Santen.

Milestones

Under the Santen License Agreement, the Company is subject to certain milestone payments over the length of the term. All milestone payments are considered mandatory and non-refundable. The Santen License Agreement includes the following milestones:

●	The Company owes a one-time payment of $10,000,000 upon approval of the NDA in the United States for the Combination Product.

●	The Company owes a one-time payment of $500,000 upon the first time that USD $10,000,000 in annual net sales.

●	The Company owes a one-time payment of $3,000,000 upon the first time that USD $30,000,000 in annual net sales.

●	The Company owes a one-time payment of $5,000,000 upon the first time that USD $70,000,000 in annual net sales.

●	The Company owes a one-time payment of $7,000,000 upon the first time that USD $100,000,000 in annual net sales.

●	The Company owes a one-time payment of $15,000,000 upon the first time that USD $200,000,000 in annual net sales.

●	The Company owes a one-time payment of $20,000,000 upon the first time that USD $300,000,000 in annual net sales.

Royalties

With respect to the future net sales of the product in the United States, the Company will be subject to royalty payments payable to Santen with a royalty rate in the upper single-digits on up to $30,000,000 of annual net sales and royalty rate in the lower double-digits on all annual net sales above $30,000,000.

TardiMed Rent and Administrative Services Agreement

On August 10, 2023, we entered into an agreement (the “Rent and Administrative Services Agreement”) with TardiMed, pursuant to which TardiMed will provide use of its office space, as needed, and other administrative services and support to us in connection with the development, registration, financing, and commercialization of pharmaceutical products. We are required to pay a quarterly fee in the amount of $100,000 in exchange for TardiMed’s services. Additionally, we agree to reimburse the cost of all out-of-pocket expenses incurred by TardiMed in connection with providing the required services.

The Agreement will not be effective until the closing of the Company’s initial public offering on a national securities exchange (the “IPO”). Upon the IPO, the Rent and Administrative Services Agreement will supersede the Management Services Agreement dated January 1, 2022 (Note 3), and the former Agreement will be terminated without breach by mutual consent.

Equity Issuance

Subsequent to December 31, 2022, the Company issued an aggregate 231,814 shares of Series A preferred stock at $2.1569 for gross proceeds of $500,000.